WARRANTS	12 Months Ended
Dec. 31, 2023
Disclosure Warrants Abstract
WARRANTS

NOTE 11 – WARRANTS

The Company accounts for the warrants issued as part of the registered direct public offering that closed on December 21, 2023 (Note 14) under IFRS 9 and they are classified as a liability since the exercise price is not denominated in the functional currency of the Company. 2,884,616 warrants (15,182 warrants post reverse split) were issued at an exercise price of US$0.52 and expire on December 21, 2028. The derivative financial liability is re-measured at each reporting date, with changes in fair value recognized in finance expense (income), net.

BYND CANNASOFT ENTERPRISES INC.

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2023 and 2022

(Expressed in Canadian dollars, unless otherwise noted)

NOTE 11 – WARRANTS (continued)

The derivative financial liability as of December 31, 2023 amounted to $958,146. The amount was recorded at fair value according to a Black Scholes warrant pricing model.

For the year ended December 31, 2023, the Company recorded an income of $7,704 in the consolidated statements of loss and comprehensive loss as a result of the change in the fair value of warrants.

The key assumptions that were used in measuring the fair value of the warrants as of December 31, 2023 were: risk free interest rate – 3.17%, expected volatility – 107.47%, expected term 5 years from December 21, 2023 and expected dividend yield - 0.

A summary of changes in share purchase warrants issued by the Company during the year ended December 31, 2023 is as follows:

	Number of Warrants	Weighted Average Exercise Price US($)

Balance at December 31, 2022	-	-
Movement during the year ended	15,182	98.8
December 31, 2023*	15,182	98.8

*	Number of warrants and exercise price post reverse split

	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Warrant liability as of January 1, 2023	-	-	$-	$-
Fair value at inception	-	-	965,850	965,850
Change in fair value	-	-	(7,704)	(7,704)
Translation adjustments	-	-	-	-
Warrant liability as of December 31, 2023	-	-	$958,146	$958,146